Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.6% ¤
AUSTRALIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Australian Metcoal Financing Pty. Ltd.
6.250% due 10/22/2031			$700		$713
6.750% due 04/22/2034			700		722

Total Australia (Cost $1,397)					1,435

BRAZIL 4.2%
CORPORATE BONDS & NOTES 0.4%
Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028			$2,280		2,292

SOVEREIGN ISSUES 3.8%
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		2,600		2,981
4.875% due 04/23/2033			2,700		3,099
5.500% due 04/23/2036			2,700		3,122
7.125% due 05/13/2054			$2,396		2,414
7.250% due 01/12/2056			8,258		8,314

					19,930

Total Brazil (Cost $22,027)					22,222

CAYMAN ISLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
Gaci First Investment Co.
5.000% due 01/29/2029			$5,000		5,003
Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR		1,000		1,143

Total Cayman Islands (Cost $6,163)					6,146

CHILE 1.3%
CORPORATE BONDS & NOTES 0.4%
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030			$500		478
4.700% due 05/07/2050			2,000		1,707

					2,185

SOVEREIGN ISSUES 0.9%
Chile Government International Bonds
3.100% due 01/22/2061			500		314
4.340% due 03/07/2042			5,000		4,427

					4,741

Total Chile (Cost $7,810)					6,926

COLOMBIA 6.9%
CORPORATE BONDS & NOTES 0.6%
Ecopetrol SA
8.375% due 01/19/2036			$2,700		2,926

SOVEREIGN ISSUES 6.3%
Colombia Government International Bonds
3.125% due 04/15/2031			200		177
3.875% due 04/25/2027			11,800		11,741
6.500% due 01/21/2033			1,500		1,526
8.000% due 04/20/2033			8,000		8,776
Colombia TES
12.500% due 02/27/2030	COP		10,588,000		3,117

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
12.750% due 11/28/2040			24,971,900		7,622

					32,959

Total Colombia (Cost $33,030)					35,885

COSTA RICA 0.6%
SOVEREIGN ISSUES 0.6%
Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR		2,500		3,024

Total Costa Rica (Cost $2,954)					3,024

DOMINICAN REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Dominican Republic International Bonds
4.875% due 09/23/2032			$2,500		2,380
5.950% due 01/25/2027			200		201

Total Dominican Republic (Cost $2,808)					2,581

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra
4.625% due 10/15/2039			$969		824

Total India (Cost $945)					824

INDONESIA 2.4%
CORPORATE BONDS & NOTES 0.4%
Pelabuhan Indonesia Persero PT
5.375% due 05/05/2045			$200		186
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.450% due 05/21/2028			2,000		2,013

					2,199

SOVEREIGN ISSUES 2.0%
Indonesia Government International Bonds
3.500% due 02/14/2050			2,000		1,414
4.750% due 07/18/2047			755		664
5.125% due 01/15/2045			1,865		1,746
5.250% due 01/17/2042			500		485
5.250% due 01/08/2047			1,249		1,179
5.950% due 01/08/2046			918		935
6.750% due 01/15/2044			2,400		2,661
7.750% due 01/17/2038			1,025		1,210

					10,294

Total Indonesia (Cost $14,933)					12,493

ISRAEL 2.8%
SOVEREIGN ISSUES 2.8%
Israel Government International Bonds
3.875% due 07/03/2050			$5,000		3,636
5.500% due 03/12/2034			7,000		7,106
State of Israel
3.375% due 01/15/2050			5,400		3,609

Total Israel (Cost $18,457)					14,351

IVORY COAST 1.0%
SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bonds
5.250% due 03/22/2030	EUR		2,300		2,664
5.875% due 10/17/2031			2,000		2,357

Total Ivory Coast (Cost $4,803)					5,021

KUWAIT 2.7%
SOVEREIGN ISSUES 2.7%
Kuwait International Government Bonds
4.016% due 10/09/2028			$3,000		2,961
4.136% due 10/09/2030			3,000		2,945

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$	$
4.652% due 10/09/2035		3,000		2,933
4.804% due 04/20/2033		5,000		4,992

Total Kuwait (Cost $14,000)				13,831

LUXEMBOURG 5.4%

		SHARES
COMMON STOCKS 0.8%
Drillco Holdings Luxembourg SA «(e)		123,735		2,836
Foresea Holdings SA «		48,750		1,117

				3,953

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.3%
FORESEA Holding SA
7.500% due 06/15/2030		$2,149		2,122
Green Palm Bidco SARL
5.957% due 06/30/2041		400		405
6.462% due 06/30/2046		400		405
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		200		204
6.103% due 08/23/2042		3,300		3,371
6.510% due 02/23/2042		5,000		5,285

				11,792

SOVEREIGN ISSUES 2.3%
Eagle Funding Luxco SARL
5.500% due 08/17/2030		11,700		11,762

Total Luxembourg (Cost $25,318)				27,507

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
4.550% due 04/21/2050		$500		437
4.800% due 04/21/2060		200		177
Petronas Energy Canada Ltd.
2.112% due 03/23/2028		3,000		2,880

Total Malaysia (Cost $3,677)				3,494

MEXICO 5.0%
CORPORATE BONDS & NOTES 0.3%
Esentia Energy Development SAB de CV
6.125% due 07/30/2033		$500		499
Petroleos Mexicanos
6.700% due 02/16/2032		498		503
7.690% due 01/23/2050		500		467

				1,469

SOVEREIGN ISSUES 4.7%
Mexico Government International Bonds
1.350% due 09/18/2027	EUR	300		335
3.500% due 09/19/2029		1,500		1,703
4.500% due 03/19/2034		1,500		1,710
5.000% due 04/27/2051		$3,300		2,612
5.125% due 03/19/2038	EUR	900		1,024
5.625% due 02/09/2034		$1,500		1,478
5.625% due 09/22/2035		1,500		1,460
6.000% due 05/07/2036		1,200		1,199
6.250% due 08/27/2037		2,000		2,003
6.400% due 05/07/2054		2,000		1,890
6.625% due 01/29/2038		4,155		4,263
6.875% due 05/13/2037		4,500		4,726
Mexico Udibonos
4.000% due 11/30/2028 (c)	MXN	1,944		111

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.000% due 08/24/2034 (c)			532		29

					24,543

Total Mexico (Cost $26,689)					26,012

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bonds
4.950% due 04/28/2031			$1,000		1,004

Total Paraguay (Cost $1,086)					1,004

PERU 12.9%
SOVEREIGN ISSUES 12.9%
Peru Government Bonds
6.850% due 08/12/2035	PEN		82,300		25,340
7.300% due 08/12/2033			47,700		15,633
Peru Government International Bonds
5.875% due 08/08/2054			$1,000		998
6.150% due 08/12/2032	PEN		42,570		13,488
6.950% due 08/12/2031			34,161		11,369

Total Peru (Cost $60,646)					66,828

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Poland Government International Bonds
5.125% due 09/18/2034 (f)			$2,000		2,012

Total Poland (Cost $1,975)					2,012

QATAR 3.5%
CORPORATE BONDS & NOTES 0.4%
QatarEnergy
2.250% due 07/12/2031			$700		623
4.625% due 06/23/2029			1,300		1,292

					1,915

SOVEREIGN ISSUES 3.1%
Qatar Government International Bonds
4.400% due 04/16/2050 (f)			5,000		4,301
4.800% due 04/08/2033 (f)			10,000		10,054
5.103% due 04/23/2048			2,000		1,913

					16,268

Total Qatar (Cost $18,285)					18,183

ROMANIA 4.4%
SOVEREIGN ISSUES 4.4%
Romania Government International Bonds
2.000% due 01/28/2032 (f)	EUR		3,000		2,975
2.000% due 04/14/2033 (f)			3,000		2,821
3.624% due 05/26/2030 (f)			3,000		3,368
5.375% due 03/22/2031 (f)			3,000		3,554
5.375% due 06/07/2033 (f)			2,000		2,309
5.625% due 05/30/2037 (f)			3,000		3,382
6.125% due 10/07/2037 (f)			1,000		1,164
6.500% due 10/07/2045 (f)			1,500		1,732
7.500% due 02/10/2037 (f)			$1,500		1,623

Total Romania (Cost $21,327)					22,928

SAUDI ARABIA 7.4%
CORPORATE BONDS & NOTES 3.0%
Saudi Arabian Oil Co.
4.000% due 02/02/2029			$6,000		5,899
5.250% due 07/17/2034			3,000		3,023
5.750% due 07/17/2054			3,000		2,844
5.875% due 07/17/2064			4,000		3,758

					15,524

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
SOVEREIGN ISSUES 4.4%
Saudi Government International Bonds
4.125% due 01/12/2029			8,000		7,886
4.750% due 01/18/2028			5,000		5,003
5.000% due 01/18/2053			2,000		1,728
5.375% due 01/13/2031			500		511
5.750% due 01/16/2054			8,000		7,723

					22,851

Total Saudi Arabia (Cost $38,798)					38,375

SERBIA 2.2%
SOVEREIGN ISSUES 2.2%
Serbia International Bonds
1.000% due 09/23/2028	EUR		3,000		3,234
1.500% due 06/26/2029			5,400		5,750
1.650% due 03/03/2033			150		145
2.050% due 09/23/2036			2,500		2,269

Total Serbia (Cost $12,950)					11,398

SOUTH AFRICA 14.0%
SOVEREIGN ISSUES 14.0%
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR		114,800		6,770
8.500% due 01/31/2037			519,300		31,583
8.875% due 02/28/2035			318,600		20,157
9.000% due 01/31/2040			126,200		7,794
9.875% due 03/31/2039			28,500		1,883
Republic of South Africa Government International Bonds
5.750% due 09/30/2049			$400		339
7.100% due 11/19/2036			2,000		2,149
7.950% due 11/19/2054			2,000		2,164

Total South Africa (Cost $63,132)					72,839

TURKEY 1.4%
SOVEREIGN ISSUES 1.4%
Turkiye Government International Bonds
7.625% due 05/15/2034			$3,000		3,158
9.375% due 03/14/2029			4,000		4,348

Total Turkey (Cost $7,286)					7,506

UNITED ARAB EMIRATES 1.9%
CORPORATE BONDS & NOTES 1.3%
Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029			$2,000		1,972
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~			4,900		4,899

					6,871

SOVEREIGN ISSUES 0.6%
Abu Dhabi Government International Bonds
2.700% due 09/02/2070			4,500		2,383
3.875% due 04/16/2050			793		612

					2,995

Total United Arab Emirates (Cost $12,216)					9,866

UNITED STATES 3.9%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust
4.363% due 03/25/2037 •			$162		63

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$	$
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •	192		51

			114

CORPORATE BONDS & NOTES 0.2%
Rio Oil Finance Trust
8.200% due 04/06/2028	236		243
9.750% due 01/06/2027	802		814

			1,057

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
Banc of America Mortgage Trust
4.288% due 02/25/2036 ~	3		2
Chase Mortgage Finance Trust
4.350% due 03/25/2037 ~	9		8
CHL Mortgage Pass-Through Trust
4.614% due 09/25/2047 ~	4		4
Citigroup Mortgage Loan Trust, Inc.
4.854% due 07/25/2046 ~	6		6
6.028% due 03/25/2034 ~	1		1
Luminent Mortgage Trust
4.123% due 12/25/2036 •	3		3
MASTR Adjustable Rate Mortgages Trust
4.243% due 05/25/2037 •	78		31
Merrill Lynch Alternative Note Asset Trust
4.288% due 06/25/2037 ~	70		28
4.363% due 03/25/2037 •	206		47
Merrill Lynch Mortgage-Backed Securities Trust
3.843% due 04/25/2037 ~	12		11
Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~	1		1
Sequoia Mortgage Trust
3.876% due 01/20/2047 ~	4		3
WaMu Mortgage Pass-Through Certificates Trust
3.078% due 05/25/2037 ~	15		13
3.475% due 01/25/2037 ~	12		11
3.480% due 04/25/2037 ~	9		8
4.015% due 12/25/2036 ~	28		26
4.235% due 12/25/2036 ~	8		8
4.435% due 09/25/2036 ~	12		11

			222

U.S. TREASURY OBLIGATIONS 3.7%
U.S. Treasury Bonds
4.625% due 05/15/2054 (h)(j)	20,000		18,998

Total United States (Cost $21,391)			20,391

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (d)	188,224		188

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
3.691% due 07/21/2026 - 09/10/2026 (a)(b)(j)	$1,274		1,269

Total Short-Term Instruments (Cost $1,457)			1,457

Total Investments in Securities (Cost $445,560)			454,539

	SHARES
INVESTMENTS IN AFFILIATES 15.8%
SHORT-TERM INSTRUMENTS 15.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.8%
PIMCO Short-Term Floating NAV Portfolio III	8,408,498		81,907

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$
Total Short-Term Instruments (Cost $81,897)		81,907

Total Investments in Affiliates (Cost $81,897)		81,907

Total Investments 103.4% (Cost $527,457)		$ 536,446
Financial Derivative Instruments (g)(i) 1.7% (Cost or Premiums, net $(2,268))		8,808
Other Assets and Liabilities, net (5.1)%		(26,326)

Net Assets 100.0%		$ 518,928

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$2,475	$2,836	0.55%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date			Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	2.410%	06/17/2026	TBD	(2)	EUR	(1,268)	$(1,450)
	3.910	04/29/2026	TBD	(2)	$	(2,377)	(2,393)
BRC	2.300	06/17/2026	TBD	(2)	EUR	(2,345)	(2,682)
	2.370	06/17/2026	TBD	(2)		(2,157)	(2,466)
	2.400	06/17/2026	TBD	(2)		(7,656)	(8,756)
	3.850	04/23/2026	TBD	(2)	$	(1,942)	(1,956)
	3.850	04/27/2026	TBD	(2)		(1,790)	(1,803)
	3.900	04/27/2026	TBD	(2)		(403)	(405)
	3.950	04/23/2026	TBD	(2)		(1,551)	(1,563)
	7.100	06/11/2026	TBD	(2)	ZAR	(25,855)	(1,585)
MEI	3.950	04/23/2026	TBD	(2)	$	(1,652)	(1,665)

Total Reverse Repurchase Agreements							$(26,724)

(f)	Securities with an aggregate market value of $26,957 have been pledged as collateral under the terms of master agreements as of June 30, 2026.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(19,555) at a weighted average interest rate of 3.026%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	130	$14,286	$74	$0	$(39)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	323	34,576	60	0	(60)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	124	10,589	102	0	0
Ultra U.S. Treasury Bond Futures	09/2026	44	5,111	172	0	(33)

				$408	$0	$(132)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	13	$(1,891)	$(20)	$2	$0

Total Futures Contracts				$388	$2	$(132)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.iTraxx Asia Ex-Japan 45 5-Year Index		1.000%	Quarterly	06/20/2031		$1,700	$8	$16	$24	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	9.760%	Maturity	01/04/2027	BRL	38,500	$0	$(656)	$(656)	$1	$0
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027		32,100	0	(793)	(793)	1	0
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027		132,400	0	(3,166)	(3,166)	4	0
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027		30,000	0	(226)	(226)	1	0
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027		101,000	0	(642)	(642)	4	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		2,000	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,000	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	13.415	Maturity	01/02/2029		441,800	616	(2,191)	(1,575)	185	0
Pay	1-Year BRL-CDI	11.880	Maturity	01/02/2031		15,500	(179)	(31)	(210)	9	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		62,550	(35)	(67)	(102)	35	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		18,450	0	(26)	(26)	10	0
Pay	1-Year BRL-CDI	14.035	Maturity	01/02/2031		543,900	(340)	443	103	303	0
Pay	1-Year BRL-CDI	14.375	Maturity	01/02/2031		31,200	0	54	54	17	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	60,000	2	28	30	0	(10)
Receive	CAONREPO	3.500	Semi- Annual	06/01/2032	CAD	16,500	(609)	214	(395)	5	0

							$(545)	$(7,066)	$(7,611)	$576	$(10)

Total Swap Agreements							$(537)	$(7,050)	$(7,587)	$576	$(10)

(h)	Securities with an aggregate market value of $6,328 and cash of $4,862 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	2,601		$1,860	$59	$0
	07/2026	CNH	5,896		873	5	0
	07/2026	NZD	38,966		23,013	882	0
	07/2026	SGD	5		4	0	0
	07/2026		$6,952	CAD	9,883	16	0
	07/2026		3,822	GBP	2,847	0	(46)
	07/2026		23,627	NZD	41,755	124	(36)
	08/2026	CAD	9,869		$6,952	0	(16)
	08/2026	NZD	40,595		22,958	0	(124)
	08/2026	SGD	6,408		4,959	0	(6)
BOA	07/2026	BRL	36,751		7,083	0	(37)
	07/2026	ILS	7,788		2,672	55	0
	07/2026	NOK	8,635		873	1	0
	07/2026	PEN	10,780		3,184	32	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	07/2026	SGD	96		75	1	0
	07/2026		$1,198	AUD	1,672	0	(40)
	07/2026		7,099	BRL	36,751	20	0
	07/2026		4,934	CNH	33,365	0	(21)
	07/2026		34	INR	3,252	0	0
	07/2026		638	JPY	101,466	0	(14)
	07/2026		756	KRW	1,152,084	0	(12)
	07/2026		2,994	NOK	27,800	0	(185)
	07/2026		3,185	PEN	10,777	0	(32)
	07/2026		12,546	PLN	47,374	47	0
	07/2026		11,147	SGD	14,428	5	0
	08/2026	ILS	56,191		$18,885	0	(16)
	08/2026	SGD	14,395		11,147	0	(5)
	09/2026	COP	32,707,412		8,438	0	(962)
	09/2026	INR	270,922		2,850	5	0
	09/2026	MXN	416,724		23,804	124	0
	09/2026		$22,249	MXN	394,458	165	0
	10/2026		7,083	BRL	37,558	36	0
	11/2026		539	PEN	1,855	1	0
	12/2026	COP	5,808,537		$1,456	0	(178)
BPS	07/2026	BRL	224,589		43,842	488	(151)
	07/2026	CHF	4,221		5,366	142	0
	07/2026	CNH	51,837		7,660	27	0
	07/2026	COP	7,686,264		2,136	0	(103)
	07/2026	GBP	28		37	0	0
	07/2026	IDR	512,096,184		28,591	15	(21)
	07/2026	ILS	7,709		2,616	24	0
	07/2026	INR	1,046,314		10,894	0	(159)
	07/2026	KRW	2,458,496		1,612	23	0
	07/2026	NOK	12,805		1,302	8	0
	07/2026	THB	108,118		3,316	60	0
	07/2026		$2,158	AUD	3,132	10	0
	07/2026		43,206	BRL	224,589	316	(16)
	07/2026		14	CZK	288	0	0
	07/2026		22,934	GBP	17,293	101	(96)
	07/2026		12,082	IDR	216,263,489	13	0
	07/2026		19,268	INR	1,828,620	70	(32)
	07/2026		12,237	JPY	1,976,779	0	(79)
	07/2026		6,683	KRW	10,245,279	0	(60)
	07/2026		977	NOK	9,275	0	(40)
	07/2026		18	TWD	573	0	0
	07/2026	ZAR	20,453		$1,247	0	0
	08/2026	ILS	1,964		659	0	(2)
	08/2026		$37	GBP	28	0	0
	08/2026		28	NOK	281	0	0
	09/2026	COP	413,558		$116	0	(3)
	09/2026	IDR	61,075,156		3,363	0	(27)
	09/2026	MXN	73,659		4,189	3	0
	09/2026	THB	130,866		4,035	71	0
	09/2026		$5,682	COP	20,768,085	286	0
	09/2026		21,373	IDR	379,097,555	41	(372)
	09/2026		6,665	INR	633,124	0	(14)
	09/2026		798	THB	26,165	0	(6)
	10/2026		7,060	BRL	37,570	60	0
	12/2026		2,108	IDR	38,388,860	8	0
BRC	07/2026	COP	1,552,388		$409	0	(43)
	07/2026	ILS	9,815		3,316	16	0
	07/2026	JPY	1,585,745		9,810	57	0
	07/2026	NZD	56,600		33,472	1,326	0
	07/2026	TRY	16,900		354	0	(4)
	07/2026		$451	COP	1,552,388	1	0
	07/2026		67,654	TRY	3,215,916	496	0
	07/2026	ZAR	101,013		$6,219	62	0
	08/2026	COP	1,194,463		316	0	(31)
	08/2026		$9,810	JPY	1,581,588	0	(57)
	09/2026	COP	1,552,388		$445	0	(1)
BSH	07/2026	BRL	24,017		4,643	0	(10)
	07/2026	EUR	479		557	10	0
	07/2026		$4,639	BRL	24,017	13	0
	07/2026		6,368	JPY	1,012,560	0	(141)
	07/2026		39,727	NZD	70,313	207	0
	07/2026		3,379	PEN	11,528	0	(6)
	08/2026	NZD	70,313		$39,772	0	(207)
	08/2026		$4,643	BRL	24,203	10	0
	09/2026	COP	18,428,115		$4,723	0	(573)
	09/2026		$5,972	BRL	30,631	0	(126)
	10/2026	PEN	11,580		$3,379	4	0
CBK	07/2026	COP	47,945,930		12,972	0	(997)
	07/2026	IDR	16,824,182		940	0	(1)
	07/2026	ILS	8,595		2,959	69	0
	07/2026	INR	704,244		7,464	24	0
	07/2026	NOK	17,775		1,916	120	0
	07/2026	PEN	70,397		20,548	21	(64)
	07/2026	SEK	1,283		139	7	0
	07/2026		$792	AUD	1,107	0	(25)
	07/2026		7,052	COP	24,727,240	153	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	07/2026		2,652	EUR	2,275	0	(52)
	07/2026		6,096	IDR	109,374,706	14	0
	07/2026		7,268	INR	704,244	172	0
	07/2026		810	KRW	1,224,680	0	(18)
	07/2026		6,482	PEN	22,097	3	(21)
	07/2026		4,398	PLN	16,072	0	(126)
	08/2026	COP	33,485,011		$8,808	0	(883)
	08/2026	ILS	39,555		13,750	446	0
	08/2026		$1,613	ILS	4,789	0	(2)
	09/2026	COP	45,728,113		$11,952	0	(1,190)
	09/2026	IDR	223,443,490		12,377	0	(25)
	09/2026	INR	3,347		35	0	0
	09/2026	PEN	11,126		3,241	0	(5)
	09/2026	THB	159,386		4,813	0	(15)
	09/2026		$52,408	COP	191,412,645	2,600	0
	09/2026		4,065	IDR	72,501,844	0	(41)
	09/2026		4,499	INR	432,332	43	0
	09/2026		1,601	MXN	28,643	26	0
	10/2026	COP	7,105,113		$1,994	0	(32)
	10/2026	PEN	18,622		5,393	0	(32)
	11/2026	COP	18,296,888		5,058	0	(124)
	12/2026	PEN	30,604		8,734	0	(162)
	12/2026		$6,281	IDR	114,197,773	15	0
	12/2026		1,367	PEN	4,739	11	0
	01/2027	PEN	8,316		$2,440	25	0
	03/2027		106,709		30,677	0	(244)
DUB	07/2026	EUR	20,405	RON	107,309	39	0
	07/2026	IDR	14,663,035		$820	1	0
	07/2026	INR	207,519		2,197	6	0
	07/2026	RON	102,473		22,660	340	0
	07/2026	SGD	6		5	0	0
	07/2026		$15	CZK	311	0	0
	07/2026		1,466	INR	141,453	26	0
	07/2026		1,432	NOK	13,304	0	(88)
	07/2026		4,394	PLN	16,303	0	(60)
	07/2026		8,631	SGD	11,165	0	(1)
	07/2026	ZAR	46,972		$2,902	39	0
	08/2026	SGD	11,139		8,631	1	0
	09/2026	IDR	173,410,544		9,626	2	(1)
	09/2026		$7,793	IDR	141,509,090	62	0
	09/2026		2,197	INR	208,925	0	(5)
	09/2026		1,272	PEN	4,360	0	0
	12/2026		1,826	IDR	33,096,031	0	(2)
FAR	07/2026	CNH	51,571		$7,623	28	0
	07/2026	INR	608,000		6,444	21	0
	07/2026	JPY	6,041,847		37,341	183	0
	07/2026	SGD	171,515		134,441	1,868	0
	07/2026		$27,649	CNH	188,069	46	0
	07/2026		6,371	INR	608,000	52	0
	07/2026		5,358	JPY	851,417	0	(122)
	07/2026		17,366	PLN	63,804	0	(405)
	07/2026		79	SEK	763	0	0
	07/2026	ZAR	66,916		$4,055	0	(24)
	08/2026	CNH	187,655		27,649	0	(44)
	08/2026	ILS	22,224		7,763	288	0
	08/2026	SEK	762		79	0	0
	08/2026		$37,341	JPY	6,026,037	0	(183)
	09/2026		7,238	INR	693,593	48	0
	09/2026		1,300	MXN	22,949	4	0
GLM	07/2026	BRL	735,736		$142,048	0	(473)
	07/2026	COP	167,938		44	0	(5)
	07/2026	IDR	104,313,728		5,828	0	(6)
	07/2026	KRW	2,335,182		1,512	4	0
	07/2026	RON	1,803		398	5	0
	07/2026		$138,789	BRL	735,736	4,206	(474)
	07/2026		81,739	CAD	116,315	274	0
	07/2026		17,737	COP	61,723,228	242	0
	07/2026		5,818	IDR	104,313,728	16	0
	07/2026		1,512	KRW	2,334,849	0	(3)
	08/2026	CAD	116,150		$81,739	0	(274)
	09/2026	COP	5,755,830		1,649	0	(5)
	09/2026	IDR	104,924,600		5,818	0	(6)
	09/2026	MXN	142,266		8,080	0	(4)
	09/2026	THB	365,283		11,319	254	0
	09/2026		$55,453	BRL	290,971	82	0
	09/2026		2,580	IDR	45,983,432	0	(28)
	09/2026		13	INR	1,244	0	0
	09/2026		65,657	MXN	1,148,166	0	(414)
	10/2026		43,886	BRL	232,872	251	0
	11/2026	COP	57,632,978		$16,066	0	(244)
IND	09/2026		$2,728	COP	9,945,006	130	0
JPM	07/2026	AUD	11,964		$8,530	247	0
	07/2026	BRL	60,348		11,614	0	(76)
	07/2026	CNH	26,065		3,829	0	(10)
	07/2026	ILS	24,837		8,318	0	(29)
	07/2026	INR	385,955		4,087	10	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	07/2026	KRW	721,585		466	0	0
	07/2026	NOK	24,943		2,520	0	0
	07/2026	NZD	21,593		12,277	85	(72)
	07/2026		$11,658	BRL	60,348	32	0
	07/2026		14	CHF	11	0	0
	07/2026		2,925	GBP	2,180	0	(34)
	07/2026		892	IDR	16,036,192	4	0
	07/2026		8,016	ILS	23,279	0	(193)
	07/2026		4,091	INR	385,955	0	(13)
	07/2026		699	KRW	1,073,448	0	(5)
	07/2026		12,897	PLN	47,042	2	(393)
	07/2026		3,235	THB	108,118	21	0
	07/2026		1,529	ZAR	25,181	6	0
	08/2026	ILS	70,399		$24,254	576	0
	08/2026		$2,520	NOK	24,954	0	0
	09/2026	COP	104,070		$30	0	0
	09/2026	IDR	16,660,668		922	0	(3)
	09/2026	INR	701,520		7,353	0	(15)
	09/2026	MXN	27,563		1,563	2	(5)
	09/2026	THB	297,029		9,093	129	(33)
	09/2026	TWD	332,697		10,510	93	0
	09/2026		$8,144	COP	29,785,198	416	0
	09/2026		14,352	INR	1,367,695	7	(5)
	09/2026		6,671	MXN	116,492	0	(52)
	10/2026		11,614	BRL	61,668	74	0
	12/2026		58,676	MXN	1,031,538	0	(477)
MBC	07/2026	AUD	47		$33	1	0
	07/2026	CAD	23,327		16,383	0	(65)
	07/2026	CHF	23,757		29,533	239	(108)
	07/2026	EUR	6,539		7,616	144	0
	07/2026	IDR	1,433,844		80	0	0
	07/2026	INR	208,339		2,206	6	0
	07/2026	NOK	8,044		809	0	(3)
	07/2026		$4,205	AUD	5,990	8	(66)
	07/2026		2,981	EUR	2,563	0	(53)
	07/2026		3,458	GBP	2,570	0	(49)
	07/2026		80	IDR	1,433,844	0	0
	07/2026		52	ILS	153	0	(1)
	07/2026		3,401	INR	327,871	59	0
	07/2026		7,727	JPY	1,228,409	0	(172)
	07/2026		13,081	KRW	19,830,157	0	(261)
	07/2026		2,384	NOK	22,105	0	(151)
	07/2026		2,903	NZD	5,091	12	(24)
	07/2026		48	SEK	466	0	0
	08/2026	AUD	3,342		$2,304	0	(8)
	08/2026	CAD	7,965		5,618	0	(7)
	08/2026	SEK	465		48	0	0
	08/2026		$809	NOK	8,048	3	0
	09/2026	THB	412,186		$12,345	0	(141)
	09/2026		$21,198	INR	2,027,584	98	(13)
NGF	07/2026	GBP	6		$8	0	0
	07/2026	IDR	96,554,972		5,394	0	(6)
	07/2026		$5,415	IDR	96,554,972	0	(15)
	07/2026		3,440	INR	330,917	54	0
	08/2026		8	GBP	6	0	0
	09/2026	IDR	97,096,473		$5,415	26	0
	09/2026		$2,726	IDR	48,507,149	0	(33)
SCX	07/2026	COP	5,755,830		$1,494	0	(182)
	07/2026	GBP	14,512		19,208	0	(41)
	07/2026	INR	163,385		1,724	0	(1)
	07/2026		$683	GBP	508	0	(10)
	07/2026		2,073	IDR	37,195,140	5	0
	07/2026		4,527	INR	433,918	55	0
	07/2026		1,620	PEN	5,547	2	0
	08/2026	CHF	63,450		$78,654	0	(156)
	08/2026		$19,207	GBP	14,512	42	0
	08/2026		9,433	INR	903,772	84	0
	09/2026	IDR	110,685,730		$6,131	0	(12)
	09/2026	PEN	5,565		1,620	0	(3)
	09/2026	THB	129,886		4,022	88	0
	09/2026		$8,079	IDR	145,183,883	19	(39)
	09/2026		1,724	INR	164,480	1	0
SOG	07/2026	CNH	86,054		$12,721	49	0
	07/2026	EUR	31,071		36,246	744	0
	07/2026	GBP	663		876	0	(4)
	07/2026	SGD	252		195	0	0
	07/2026		$1,871	AUD	2,711	6	0
	07/2026		38	CAD	52	0	(1)
	07/2026		5,469	CHF	4,424	7	0
	07/2026		37,823	EUR	33,251	170	0
	07/2026		15,465	JPY	2,456,862	0	(355)
	07/2026		132,722	SGD	171,875	128	0
	08/2026	AUD	2,711		$1,870	0	(6)
	08/2026	CHF	4,408		5,469	0	(7)
	08/2026	EUR	33,251		37,874	0	(169)
	08/2026	SGD	171,489		132,722	0	(134)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

	08/2026		$876	GBP	663	4	0
	08/2026		195	SGD	252	0	0
SSB	07/2026	CAD	119,617		$86,746	2,405	0
	07/2026	CHF	40,120		51,038	1,385	0
	07/2026	GBP	10,189		13,469	0	(47)
	07/2026		$6,140	CAD	8,704	0	(3)
	07/2026	ZAR	40		$2	0	0
	08/2026	CAD	8,692		6,140	3	0
	08/2026		$13,469	GBP	10,189	47	0
UAG	07/2026	COP	25,165,527		$6,950	0	(380)
	07/2026	SGD	32,014		24,685	0	(60)
	07/2026		$4,473	PLN	16,344	0	(128)
	08/2026	COP	2,707,761		$717	0	(69)
	09/2026		67,701,108		17,546	0	(1,910)
	09/2026	MXN	11,820		674	2	0
	09/2026	THB	17,543		535	3	0
	09/2026		$1,067	CLP	949,229	0	(36)

Total Forward Foreign Currency Contracts						$25,416	$(17,384)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Chile Government International Bonds	1.000%	Quarterly	12/20/2030	0.381%	$2,000	$46	$5	$51	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203	400	(17)	19	2	0
BPS	Chile Government International Bonds	1.000	Quarterly	12/20/2030	0.381	10,000	234	23	257	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	0.510	2,800	(134)	148	14	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	700	(62)	66	4	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410	3,000	(31)	65	34	0
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	2,110	(100)	106	6	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	17,000	15	78	93	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2031	1.448	4,000	(125)	47	0	(78)
	Indonesia Government International Bonds	1.000	Quarterly	06/20/2031	0.893	11,000	10	45	55	0
	Romania Government International Bonds	1.000	Quarterly	12/20/2030	1.331	10,000	(267)	136	0	(131)
CBK	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	1.994	5,000	(717)	369	0	(348)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.422	2,300	(116)	123	7	0
GST	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	3,500	(312)	331	19	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.553	15,000	235	43	278	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.495	2,600	46	3	49	0
MYC	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	0.634	4,500	(401)	426	25	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.203	800	(35)	38	3	0

Total Swap Agreements							$(1,731)	$2,071	$897	$(557)

(j)

Securities with an aggregate market value of $5,288 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Australia
Corporate Bonds & Notes	$0	$1,435	$0	$1,435
Brazil
Corporate Bonds & Notes	0	2,292	0	2,292
Sovereign Issues	0	19,930	0	19,930
Cayman Islands
Corporate Bonds & Notes	0	5,003	1,143	6,146
Chile
Corporate Bonds & Notes	0	2,185	0	2,185
Sovereign Issues	0	4,741	0	4,741
Colombia
Corporate Bonds & Notes	0	2,926	0	2,926
Sovereign Issues	0	32,959	0	32,959
Costa Rica
Sovereign Issues	0	3,024	0	3,024
Dominican Republic
Sovereign Issues	0	2,581	0	2,581
India
Corporate Bonds & Notes	0	824	0	824
Indonesia
Corporate Bonds & Notes	0	2,199	0	2,199
Sovereign Issues	0	10,294	0	10,294
Israel
Sovereign Issues	0	14,351	0	14,351
Ivory Coast
Sovereign Issues	0	5,021	0	5,021
Kuwait
Sovereign Issues	0	13,831	0	13,831
Luxembourg
Common Stocks	0	0	3,953	3,953
Corporate Bonds & Notes	0	11,792	0	11,792
Sovereign Issues	0	11,762	0	11,762
Malaysia
Corporate Bonds & Notes	0	3,494	0	3,494
Mexico
Corporate Bonds & Notes	0	1,469	0	1,469
Sovereign Issues	0	24,543	0	24,543
Paraguay
Sovereign Issues	0	1,004	0	1,004
Peru
Sovereign Issues	0	66,828	0	66,828
Poland
Sovereign Issues	0	2,012	0	2,012
Qatar
Corporate Bonds & Notes	0	1,915	0	1,915
Sovereign Issues	0	16,268	0	16,268
Romania
Sovereign Issues	0	22,928	0	22,928
Saudi Arabia
Corporate Bonds & Notes	0	15,524	0	15,524
Sovereign Issues	0	22,851	0	22,851
Serbia
Sovereign Issues	0	11,398	0	11,398
South Africa
Sovereign Issues	0	72,839	0	72,839
Turkey
Sovereign Issues	0	7,506	0	7,506
United Arab Emirates
Corporate Bonds & Notes	0	6,871	0	6,871
Sovereign Issues	0	2,995	0	2,995
United States
Asset-Backed Securities	0	114	0	114
Corporate Bonds & Notes	0	1,057	0	1,057
Non-Agency Mortgage-Backed Securities	0	222	0	222
U.S. Treasury Obligations	0	18,998	0	18,998
Short-Term Instruments
Mutual Funds	0	188	0	188
U.S. Treasury Bills	0	1,269	0	1,269

	$0	$449,443	$5,096	$454,539
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$81,907	$0	$0	$81,907

Total Investments	$81,907	$449,443	$5,096	$536,446

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2026 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	576	0	578
Over the counter	0	26,313	0	26,313

	$2	$26,889	$0	$26,891
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(142)	0	(142)
Over the counter	0	(17,941)	0	(17,941)

	$0	$(18,083)	$0	$(18,083)

Total Financial Derivative Instruments	$2	$8,806	$0	$8,808

Totals	$81,909	$458,249	$5,096	$545,254

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate